                    U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                                FORM 24F-2
                      Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1. Name and address of issuer:
   Metropolitan Series Fund, Inc.
   c/o Metropolitan Life Insurance Company
   One Madison Avenue, New York, New York, 10010-3690

2. Name of each series or class of funds for which this notice is filed: State Street Research Growth Portfolio, State Street Research Income Portfolio, State Street Research Money Market Portfolio, State Street Research Diversified Portfolio, State Street Research Aggressive Growth Portfolio, MetLife Stock Index Portfolio, Putnam International Stock Portfolio, Loomis Sayles High Yield Bond Portfolio, Janus Mid Cap Portfolio, T. Rowe Price Small Cap Growth Portfolio, Scudder Global Equity Portfolio, Harris Oakmark Large Cap Value Portfolio, Neuberger Berman Partners Mid Cap Value Portfolio,
   T. Rowe Price Large Cap Growth Portfolio, Lehman Brothers Aggregate Bond Index Portfolio, Morgan Stanley EAFE Index Portfolio, Russell 2000 Index Portfolio. Putnam Large Cap Growth Portfolio, MetLife Mid Cap Stock Index Portfolio, State Street Research Aurora Small Cap Value Portfolio,

3. Investment Company Act File Number: 811-3618
   Securities Act File Number: 2-80751

4. Last day of fiscal year for which this notice is filed: December 31,2000

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                         [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a) (1), If applicable (see Instruction A.6):

                                                                         n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, which remained unsold at the beginning of the fiscal year.
                                                                          none


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                                          none

9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number of securities sold:                                          -379,131

  **Aggregate sale price of securities sold:                      $63,152,931.30

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number of securities sold:                                          -379,131

  **Aggregate sale price of securities sold:                      $63,152,931.30

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    Number of Securities issued :                                        453,010

  **Aggregate sale price of securities issued :                   $14,895,033.88

12. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the fiscal
     year in reliance on rule 24f-2 (from Item 10):               $63,152,931.30

(ii) Aggregate price of shares issued in connection with dividend
     reinvestment plans (from Item 11,if applicable):     +       $14,895,033.88

(iii) Aggregate price of shares redeemed or repurchased
      during the fiscal year (if applicable):             -       $95,886,879.13

(iv) Aggregate price of shares redeemed or repurchased and
     previously applied as a reduction to filing fees
     pursuant to rule 24e-2 (if applicable):                                 n/a

(v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
     (iii), plus line (iv)]
     (if applicable):                                           ($17,838,913.95)

(vi) Multiplier prescribed by Section 6(b) of the Securities
     Act of 1933 or other applicable law or regulation (see
     instruction C.6):                                                 x .00025

(vii) Fee due [line (i) or line (v) multiplied by line
      (vi)]:                                                               $0.00
                                                              ==================

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                             [x]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                                      03/30/2001

Metropolitan Series Fund
Rule 24f-2; For the twelve months ending December 31,2000
Registration Statement File No. 2-80751, and File No. 811-3618


SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*

                              /s/ Christopher P. Nicholas
                              Christopher P. Nicholas
                              President
                              Metropolitan Series Fund, Inc.

Date:                         March 30,2001

   *Please print the name and title of the signing officer below the signature.


  ** Based on shares sold for MetLife Separate Account F which is exempt from registration under the Securities Act of 1933.